Stock-Based Compensation - Schedule of Non-vested Units (Detail) - Non-vested Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Units
Outstanding beginning balance (in shares)	4,738,333	4,738,333	3,466,747	4,529,290
Granted (in shares)	0	0	2,413,833	619,597
Vested (in shares)	(325,835)	(2,933,300)	(1,131,831)	(1,581,500)
Forfeited (in shares)	(54,800)	(591,078)	(10,416)	(100,640)
Outstanding ending balance (in shares)	4,357,698	0	4,738,333	3,466,747
Avg Fair Value at Grant Date
Outstanding beginning balance (in dollars per share)	$ 0.12	$ 0.12	$ 0.10	$ 0.06
Granted (in dollars per share)	0	0	0.17	0.22
Vested (in dollars per share)	0.15	0.08	0.13	0.04
Forfeited (in dollars per share)	0.08	0.10	0.03	0.17
Outstanding ending balance (in dollars per share)	$ 0.12	$ 0	$ 0.12	$ 0.10